LEASES - Maturities of lease liabilities (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Schedule, by years, of maturities of lease liabilities
2022	¥ 3,149,277	$ 495,060
2023	2,747,650	431,924
2024	618,549	97,234
Total lease payments	6,515,476	1,024,218
Less: imputed interest	(307,915)	(48,404)
Present value of lease liabilities	6,207,561	975,814	¥ 7,018,933
operating lease liabilities - current	2,928,987	460,430	2,226,832
Operating lease liabilities - non-current	¥ 3,278,574	$ 515,384	¥ 4,792,101